Post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Financial Position Related to Defined Benefit pensions and Other Post employment Plans
The following tables present the financial position of our defined benefit pension and other post-employment plans for Canada, the U.S., the U.K., and our Caribbean subsidiaries. Other minor plans operated by some of our subsidiaries are not material and are not included in these disclosures.

	Pension plans		Other post-employment plans
$ millions, as at or for the year ended October 31	2019	2018	2019	2018
Defined benefit obligation
Balance at beginning of year	$7,370	$7,613	$589	$696
Current service cost	218	223	11	13
Past service cost	1	–	–	–
Interest cost on defined benefit obligation	303	281	24	25
Employee contributions	5	5	–	–
Benefits paid	(353)	(334)	(30)	(29)
Loss on settlements	1	–	–	–
Foreign exchange rate changes	(1)	9	–	1
Net actuarial (gains) losses on defined benefit obligation	1,178	(427)	77	(117)
Balance at end of year	$8,722	$7,370	$671	$589
Plan assets
Fair value at beginning of year	$7,691	$7,758	$–	$–
Interest income on plan assets (1)	323	294	–	–
Net actuarial gains (losses) on plan assets (1)	965	(234)	–	–
Employer contributions	229	199	30	29
Employee contributions	5	5	–	–
Benefits paid	(353)	(334)	(30)	(29)
Plan administration costs	(6)	(6)	–	–
Net transfer out	–	(1)	–	–
Foreign exchange rate changes	(1)	10	–	–
Fair value at end of year	$8,853	$7,691	$–	$–
Net defined benefit asset (liability)	131	321	(671)	(589)
Valuation allowance (2)	(15)	(10)	–	–
Net defined benefit asset (liability), net of valuation allowance	$116	$311	$(671)	$(589)

(1)	The actual return on plan assets for the year was $1,288 million (2018: $60 million).
(2)	The valuation allowance reflects the effect of asset ceiling on plans with a net defined benefit asset.

Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities
The net defined benefit asset (liability), net of valuation allowance, included in other assets and other liabilities is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2019	2018	2019	2018
Other assets (1)	$175	$361	$–	$–
Other liabilities (1)	(59)	(50)	(671)	(589)
	$116	$311	$(671)	$(589)

(1)	Excludes nil of other assets (2018: $1 million) and $7 million (2018: $6 million) of other liabilities for other post-employment plans of immaterial subsidiaries.

Summary of Defined Benefit obligation and Plan Assets by Region
The defined benefit obligation and plan assets by region are as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2019	2018	2019	2018
Defined benefit obligation
Canada	$7,982	$6,684	$620	$541
U.S., U.K., and the Caribbean	740	686	51	48
Defined benefit obligation at the end of year	$8,722	$7,370	$671	$589
Plan assets
Canada	$8,004	$6,908	$–	$–
U.S., U.K., and the Caribbean	849	783	–	–
Plan assets at the end of year	$8,853	$7,691	$–	$–

Summary of Defined Benefit Plan Expense
Amounts recognized in the consolidated statement of income
The net defined benefit expense for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans			Other post-employment plans
$ millions, for the year ended October 31	2019	2018	2017	2019	2018	2017
Current service cost (1)	$218	$223	$214	$11	$13	$14
Past service cost	1	–	(5)	–	–	–
Interest cost on defined benefit obligation	303	281	272	24	25	25
Interest income on plan assets	(323)	(294)	(279)	–	–	–
Interest cost on effect of asset ceiling	–	–	1	–	–	–
Plan administration costs	6	6	6	–	–	–
Loss on settlements	1	–	–	–	–	–
Special termination benefits	–	–	2	–	–	–
Net defined benefit plan expense recognized in net income	$206	$216	$211	$35	$38	$39

(1)
The 2019, 2018 and 2017 current service costs were calculated using separate discount rates of 4.14%, 3.72%, and 3.72%, respectively, to reflect the longer duration of future benefits payments associated with the additional year of service to be earned by the plan’s active participants.

Summary of Defined Benefit Plan expense
Amounts recognized in the consolidated statement of comprehensive income
The net remeasurement gains (losses) recognized in OCI for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans			Other post-employment plans
$ millions, for the year ended October 31	2019	2018	2017	2019	2018	2017
Actuarial gains (losses) on defined benefit obligation arising from changes in:
Demographic assumptions	$–	$4	$1	$–	$46	$26
Financial assumptions	(1,133)	488	19	(78)	67	5
Experience	(45)	(65)	(91)	1	4	5
Net actuarial gains (losses) on plan assets	965	(234)	221	–	–	–
Changes in asset ceiling excluding interest income	(5)	1	8	–	–	–
Net remeasurement gains (losses) recognized in OCI (1)	$(218)	$194	$158	$(77)	$117	$36
(1)
Excludes net remeasurement gains/losses recognized in OCI in respect of immaterial subsidiaries not included in the disclosures totalling $2 million net losses (2018: $2 million of net gains; 2017: $1 million of net losses).

Summary of defined benefit obligation
The breakdown of the defined benefit obligation for our Canadian plans between active, deferred and retired members is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2019	2018	2019	2018
Active members	$4,165	$3,482	$179	$142
Deferred members	587	484	–	–
Retired members	3,230	2,718	441	399
Total	$7,982	$6,684	$620	$541

Summary of Weighted Average Duration of Defined Benefit Obligation
The weighted-average duration of the defined benefit obligation for our Canadian plans is as follows:

	Pension plans		Other post-employment plans
As at October 31	2019	2018	2019	2018
Weighted-average duration, in years	15.4	15.5	13.6	12.6

Summary of Major Categories of Defined Benefit Plan Assets
The major categories of our defined benefit pension plan assets for our Canadian plans are as follows:

$ millions, as at October 31	2019		2018
Asset category (1)
Canadian equity securities (2)	$547	7%	$636	9%

Debt securities (3)
Government bonds	4,623	58	2,636	38
Corporate bonds	1,024	13	1,027	15
Inflation adjusted bonds	76	1	69	1
	5,723	72	3,732	54
Investment funds (4)
Canadian equity funds	28	–	23	–
U.S. equity funds	379	5	342	5
International equity funds (5)	32	–	25	–
Global equity funds (5)	907	12	1,077	16
Emerging markets equity funds	256	3	247	4
Fixed income funds	110	1	93	1
	1,712	21	1,807	26
Other (2)
Hedge funds	–	–	10	–
Alternative investments	1,095	13	507	7
Cash and cash equivalents and other	220	3	317	5
Obligations related to securities sold under repurchase agreements	(1,293)	(16)	(101)	(1)
	22	–	733	11
	$8,004	100%	$6,908	100%

(1)
Asset categories are based upon risk classification including synthetic exposure through derivatives. The fair value of derivatives as at October 31, 2019 was a net derivative asset of $16 million (2018: net derivative liability of $7 million).

(2)
Pension benefit plan assets include CIBC issued securities and deposits of $8 million (2018: $13 million), representing 0.1% of Canadian plan assets (2018: 0.2%). All of the equity securities held as at October 31, 2019 and 2018 have daily quoted prices in active markets except hedge funds, infrastructure, and private equity.

(3)	All debt securities held as at October 31, 2019 and 2018 are investment grade, of which $88 million (2018: $38 million) have daily quoted prices in active markets.
(4)	$29 million (2018: $24 million) of the investment funds are directly held as at October 31, 2019 and have daily quoted prices in active markets.
(5)	Global equity funds include North American and international investments, whereas International equity funds do not include North American investments.

Summary of Weighted Average Principal Assumptions Used to Determine Defined Denefit Obligation
The weighted-average principal assumptions used to determine the defined benefit obligation for our Canadian plans are as follows:

	Pension plans		Other post-employment plans
As at October 31	2019	2018	2019	2018
Discount rate	3.1%	4.1%	3.0%	4.0%
Rate of compensation increase (1)	2.3%	2.3%	2.3%	2.3%

(1)
Rates of compensation increase for 2019 and 2018 have been updated to reflect the use of a salary growth rate assumption table that is based on the age and tenure of the employees. The table yields a weighted-average salary growth rate of approximately 2.3% per annum (2018: 2.3%).

Summary of Longevities Underlying Values of Defned Benefit Obligation
Assumptions regarding future mortality have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation of our Canadian plans are as follows (in years):

As at October 31	2019	2018
Longevity at age 65 for current retired members
Males	23.3	23.3
Females	24.8	24.7
Longevity at age 65 for current members aged 45
Males	24.3	24.2
Females	25.7	25.7

Summary of Assumed Health-care Cost Trend Rates
The assumed health-care cost trend rates of the Canadian other post-employment plan providing medical, dental, and life insurance benefits are as follows:

For the year ended October 31	2019	2018
Health-care cost trend rates assumed for next year	5.3%	5.3%
Rate to which the cost trend rate is assumed to decline	4.0%	4.0%
Year that the rate reaches the ultimate trend rate	2040	2040

Summary of Affected Defined Benefit Obligation Due to Reasonable Possiblel Changes to Principal Actuarial Assumptions
Reasonably possible changes to one of the principal actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation of our Canadian plans as follows:

Estimated increase (decrease) in defined benefit obligation	Pension plans	Other post-employment plans
$ millions, as at October 31	2019	2019
Discount rate (100 basis point change)
Decrease in assumption	$1,378	$96
Increase in assumption	(1,113)	(77)
Rate of compensation increase (100 basis point change)
Decrease in assumption	(251)	(1)
Increase in assumption	285	2
Health-care cost trend rates (100 basis point change)
Decrease in assumption	n/a	(26)
Increase in assumption	n/a	30
Future mortality
1 year shorter life expectancy	(199)	(13)
1 year longer life expectancy	196	14

n/a	Not applicable.

Summary of Expected Future Benefit Payments
The expected future benefit payments for our Canadian plans for the next 10 years are as follows:

$ millions, for the year ended October 31	2020	2021	2022	2023	2024	2025–2029	Total
Defined benefit pension plans	$326	$333	$340	$349	$357	$1,921	$3,626
Other post-employment plans	28	29	30	31	32	173	323
	$354	$362	$370	$380	$389	$2,094	$3,949

Summary of Defined Contributions and Other Plans
We also maintain defined contribution plans for certain employees and make contributions to government pension plans. The expense recognized in the consolidated statement of income for these benefit plans is as follows:

$ millions, for the year ended October 31	2019	2018	2017
Defined contribution pension plans	$29	$27	$21
Government pension plans (1)	121	124	107
	$150	$151	$128

(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.